Financial risk management, objectives and policies (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	S/ 116,141	S/ 128,417	S/ 198,110
Change in Exchange Rate +5 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	(3,183)	(620)
Change in Exchange Rate +10 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	(6,365)	(1,239)
Change in Exchange Rate -5 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	3,183	620
Change in Exchange Rate -10 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	S/ 6,365	S/ 1,239